  As filed with the Securities and Exchange Commission on August 8, 2019
Securities Act Registration No. 333-171987
Investment Company Act Reg. No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment ____ Post-Effective Amendment No. 101 and/or	☐ ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102 (Check appropriate box or boxes.) ___________________________________	☒

Precidian ETFs Trust
(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9, Bedminster, New Jersey  07921
(Address of Principal Executive Offices) (Zip Code)

(908) 781-0560
(Registrant’s Telephone Number, including Area Code)

Mark Criscitello Precidian Funds LLC 350 Main St., Suite 9 Bedminster, New Jersey 07921 (Name and Address of Agent for Service)

Copies to:
George Simon, Esq. Foley & Lardner LLP 321 North Clark Street, Suite 2800 Chicago, Illinois 60654-5313	Peter Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, WI 53202
Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐           immediately upon filing pursuant to paragraph (b)
☒           on September 8, 2019 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until September 8, 2019, the effectiveness of the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement.  Post-Effective Amendment No. 5 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the ActiveSharesSM Large-Cap Fund, the ActiveSharesSM Mid-Cap Fund and the ActiveSharesSM Multi-Cap Fund.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 5, filed on January 22, 2014, are incorporated herein by reference.

The prospectus and statement of additional information for the MAXIS® Nikkei 225 Index Fund are not changed by the filing of this Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster and State of New Jersey on the 8th day of August, 2019.

PRECIDIAN ETFS TRUST
(Registrant)

By:  /s/ Daniel J. McCabe
        Daniel J. McCabe, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Mark S. Criscitello Mark S. Criscitello	Trustee	August 8, 2019
* Dennis J. DeCore	Trustee	August 8, 2019
* John V. Sinon	Trustee	August 8, 2019
/s/ Daniel J. McCabe Daniel J. McCabe	President (Principal Executive Officer)	August 8, 2019
/s/ William Cox William Cox	Chief Financial Officer and Treasurer (Principal Financial Officer)	August 8, 2019

*By:  /s/ Daniel J. McCabe
                  Daniel J. McCabe
                 Attorney-in-fact
                 August 8, 2019

*     An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.